Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ 12,986	€ (6,208)
Profit (loss)		6,469	5,798
Adjustments to reconcile profit (loss)		8,853	6,997
Adjustments for depreciation and amortisation expense		834	749
Other adjustments to reconcile profit (loss)		8,019	6,248
Net increase decrease in operating assets from operating activities		(94,445)	(40,975)
Adjustments for decrease (increase) in financial assets held for trading		(29,767)	1,655
Net increase decrease in non trading financial assets mandatorily at fair value through profit or loss		(1,305)	(585)
Net increase decrease in other financial assets designated at fair value through profit or loss		(5)	(157)
Net increase decrease in financial assets at fair value through other comprehensive income		(3,181)	181
Net increase decrease in financial assets at amortized cost		(59,078)	(42,610)
Adjustments for decrease (increase) in other assets		(1,109)	541
Net increase decrease in operating liabilities from operating activities		(93,549)	(22,885)
Adjustments for increase (decrease) in financial liabilities held for trading		26,234	(2,986)
Increase decrease in other financial liabilities designated at fair value through profit or loss operating activities		2,429	1,448
Increase decrease in financial liabilities at amortized cost		63,765	23,633
Adjustments for increase (decrease) in other liabilities		1,122	791
Income taxes paid (refund), classified as operating activities		(1,441)	(913)
Cash flows from (used in) investing activities		(784)	(546)
Outflows of cash from investing activities		(955)	(686)
Purchase of property, plant and equipment, classified as investing activities		(420)	(249)
Purchase of intangible assets, classified as investing activities		(511)	(437)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(1)	0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		(22)	0
Investment non current assets classified as held for sale and associated liabilites		0	0
Investment other settlements related to investing activities		0	0
Inflows of cash from investing activities		170	140
Proceeds from sales of property, plant and equipment		0	17
Proceeds from sales of intangible assets		0	0
Other cash receipts from sales of interests in joint ventures		68	41
Cash flows from losing control of subsidiaries or other businesses		7	0
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		95	82
Proceeds From Other Collections Related To Investing Activities		0	0
Cash flows from (used in) financing activities		(7,302)	(2,159)
Investments in Financing Activities		(8,798)	(5,595)
Dividends paid, classified as financing activities		(3,357)	(2,357)
Repayments of subordinated liabilities		(1,211)	(2,275)
Treasury stock amortization from financing activities		63	0
Treasury stock acquisitions from financing activities		3,681	548
Other Outflows Of Cash Classified As Financing Activities		(487)	(416)
Disinvestments In Financing Activities		1,496	3,437
Proceeds from issue of subordinated liabilities		953	2,949
Proceeds from issuing shares		0	0
Proceeds From Treasury Stock Disposal		544	488
Other Inflows Of Cash Classified As Financing Activities		0	0
Effect of exchange rate changes on cash and cash equivalents		533	(2,216)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		5,432	(11,128)
Cash and cash equivalents at beginning of period		58,837	51,145
Cash and cash equivalents at end of period	[1]	64,270	40,017
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		6,980	6,155
Cash and bank balances at central banks		47,175	26,657
Other financial assets		10,115	7,205
Bank overdrafts		0	0
Cash and cash equivalents at end of period	[1]	€ 64,270	€ 40,017

[1]	(1) Includes cash and cash equivalents of Garanti Bank's Romanian subsidiaries classified as Non-current assets and disposal groups classified as held for sale (see Note 3).